Operating Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Operating Expenses [Abstract]
OPERATING EXPENSES

NOTE 13 — OPERATING EXPENSES

The following tables present a breakdown of our expense categories as presented within our condensed consolidated statements of operations and other comprehensive loss for the three and six months ended June 30, 2025 and 2024.

	For the Three Months Ended June 30,		For the Six Months, Ended June 30,
	2025	2024	2025	2024
Brokerage and Transaction:
Clearing and operation cost	$22,489,442	$12,565,945	$37,267,389	$24,240,577
Market and data fees	5,271,994	3,738,722	10,340,088	7,474,045
Handling charge expense	7,039,280	2,658,562	10,438,695	5,181,451
Total	$34,800,716	$18,963,229	$58,046,172	$36,896,073
	For the Three Months Ended June 30,		For the Six Months, Ended June 30,
	2025	2024	2025	2024
Technology and Development:
Employee compensation benefits	$13,602,455	9,991,185	$24,819,003	$19,895,969
Cloud service fees	3,513,522	3,273,670	6,921,435	6,641,153
System costs	2,024,472	1,735,291	4,324,903	3,353,106
Total	$19,140,449	$15,000,146	$36,065,341	$29,890,228

Marketing and Branding
Advertising and promotions	$22,237,232	27,849,187	$40,441,568	$55,605,445
Free stock promotions	4,828,103	3,773,825	8,588,422	8,584,785
Employee compensation and benefits	3,235,499	1,559,500	4,261,882	3,006,347
Total	$30,300,834	$33,182,512	$53,291,872	$67,196,577

General and Administrative
Employee compensation and benefits	$38,057,910	19,479,962	$61,044,723	40,626,381
Compliance fees	1,824,891	4,453,301	3,319,827	7,229,836
Office related	5,805,943	4,273,848	11,133,823	8,046,280
Professional services	3,324,013	2,417,355	5,776,021	5,483,598
Depreciation and amortization	1,371,063	777,680	2,153,929	1,702,140
Other	592,904	213,809	1,169,121	436,561
Total	$50,976,724	$31,615,955	$84,597,444	$63,524,796

NOTE 21 — OPERATING EXPENSES

The following tables present a breakdown of our expense categories as presented within our consolidated statements of operations and other comprehensive (loss) income.

Brokerage and Transaction:

	2024	2023	2022
Clearing and operation cost	$52,722,425	$43,833,078	$39,490,080
Market and data fees	16,056,015	12,720,971	11,631,838
Handling charge expense	10,528,178	9,864,869	8,642,199
Total	$79,306,618	$66,418,918	$59,764,117

Technology and Development:

	2024	2023	2022
Employee compensation benefits	$43,399,693	$35,111,616	$34,381,625
Cloud service fees	13,280,129	11,806,489	8,928,904
System costs	7,160,641	5,238,363	3,462,585
Total	$63,840,463	$52,156,468	$46,773,114

Our research and development costs mainly consist of employee salaries and share-based compensation and are classified within our technology and development expense categories. Our research and development costs are expensed when incurred and for the years ended December 31, 2024, 2023 and 2022 were $32,699,364, $31,955,946, and $28,120,179, respectively.

Marketing and Branding:

	2024	2023	2022
Advertising and promotions	$108,190,912	$92,182,380	$92,412,497
Free stock promotions	23,980,001	55,225,961	40,371,848
Employee compensation and benefits	6,550,318	4,849,661	7,496,242
Total	$138,721,231	$152,258,002	$140,280,587

General and Administrative:

	2024	2023	2022
Employee compensation and benefits	$77,187,479	$61,466,048	$45,543,590
Compliance fees	11,212,942	8,740,324	7,457,835
Office related	14,677,995	10,078,418	6,607,901
Professional services	10,586,397	9,966,117	8,939,260
Depreciation and amortization of right-of-use assets	6,669,419	4,675,664	3,500,581
Other	2,380,396	863,232	911,042
	$122,714,628	$95,789,803	$72,960,209